Expense Example - Cohen & Steers Infrastructure Opportunities Active ETF - ETF	Dec. 01, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 66
Expense Example, with Redemption, 3 Years	$ 241